Related Party Transactions (Details) (USD $)				11 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Bank	Dec. 31, 2012 Bank	Nov. 30, 2012 Diamond A Administration Company, LLC Management Services Agreement	Dec. 31, 2013 Diamond A Administration Company, LLC Sublease Agreement	Dec. 31, 2013 Diamond A Financial, L.P	Dec. 31, 2013 Directors, executive officers and their affiliates Bank	Dec. 31, 2012 Directors, executive officers and their affiliates Bank	Dec. 31, 2013 Lessor Bank Operating lease agreement	Dec. 31, 2013 Related party company that sells loans to the Bank Bank	Dec. 31, 2012 Related party company that sells loans to the Bank Bank	Dec. 31, 2013 Limited partnership investments of PlainsCapital Equity, LLC Bank	Dec. 31, 2012 Limited partnership investments of PlainsCapital Equity, LLC Bank	Dec. 31, 2013 Limited partnership investments of PlainsCapital Equity, LLC Plains Capital Equity, LLC	Dec. 31, 2012 Limited partnership investments of PlainsCapital Equity, LLC Plains Capital Equity, LLC	Dec. 31, 2013 Gerald J. Ford	Dec. 31, 2013 Jeremy B. Ford Diamond A Administration Company, LLC	Dec. 31, 2013 Jeremy B. Ford Diamond A Financial, L.P
Related Party Transactions
Ownership interest (as a percent)						17.20%										17.20%	46.00%	49.00%
Services and office space cost per month				$ 91,500	$ 21,478
Period prior to cause of action for which liability of related party is limited				12 months
Loans to related parties							8,000,000	23,200,000				3,000,000	4,200,000
Total principal additions to loans							6,800,000
Total principal payments							8,700,000
Reductions due to changes in status as a related party							13,300,000
Deposits of related parties held		154,000,000	173,500,000
Future minimum payments due annually through 2028									500,000
Aggregate remaining lease obligation	118,134,000								7,500,000
Loan Purchases										6,000,000	6,000,000
Investment in limited partnership														$ 3,700,000	$ 3,700,000